PGIM Quant Solutions Small-Cap Value Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	84 Months Ended	114 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%			13.10%
Russell 2000 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.54%	7.40%			7.82%
Russell 2000 Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.05%	7.29%			7.14%
A
Prospectus [Line Items]
Average Annual Return, Percent			(1.06%)	6.83%			5.76%
C
Prospectus [Line Items]
Average Annual Return, Percent			2.28%	6.68%		5.25%
Performance Inception Date		Jun. 19, 2015
C | S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]					13.69%
C | Russell 2000 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]					7.72%
C | Russell 2000 Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]					7.45%
R
Prospectus [Line Items]
Average Annual Return, Percent			4.58%	7.87%			6.16%
Z
Prospectus [Line Items]
Average Annual Return, Percent			5.01%	8.40%			6.71%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.58%	6.18%			3.82%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.80%	6.14%			4.40%
R2
Prospectus [Line Items]
Average Annual Return, Percent			4.70%	8.03%	4.84%
Performance Inception Date		Dec. 28, 2017
R2 | S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]				13.83%
R2 | Russell 2000 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]				6.91%
R2 | Russell 2000 Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]				6.13%
R4
Prospectus [Line Items]
Average Annual Return, Percent			4.91%	8.30%	5.11%
Performance Inception Date		Dec. 28, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent			5.14%	8.52%			6.80%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class C shares.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R2 and Class R4 shares.